Voya Series Fund, Inc. (“Registrant”)
Voya Global Target Payment Fund (“Fund”)
Supplement dated May 12, 2015
To the Fund’s current prospectus (“Prospectus”)
At a meeting held on March 12, 2015, the Registrant’s Board of Directors approved amending and restating the Fund’s Investment Management Agreement so that, effective May 1, 2015, the terms of the Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under the Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.
The Fund’s Prospectus is revised as follows:
1	The table and accompanying footnotes of the section entitled “Annual Fund Operating Expenses” in the summary section of the Fund‘s Prospectus are deleted and replaced with the following:
Voya Global Target Payment Fund
Class		A	C	I	R	W
Management Fees[2]	%	0.20	0.20	0.20	0.20	0.20
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.50	None
Other Expenses	%	0.15	0.15	0.14	0.15	0.15
Acquired Fund Fees and Expenses	%	0.72	0.72	0.72	0.72	0.72
Total Annual Fund Operating Expenses[3]	%	1.32	2.07	1.06	1.57	1.07
Waivers and Reimbursements[4]	%	(0.02)	(0.02)	(0.07)	(0.02)	(0.02)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.30	2.05	0.99	1.55	1.05
1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2	The Fund’s Management Fee structure is a “bifurcated fee” structure as follows: an annual rate of 0.18% of the Fund’s average daily net assets invested in Underlying Funds within the Voya family of funds; and 0.40% of the Fund’s average daily net assets invested in direct investments, which include, but are not limited to, a security issued by an investment company that is not part of the Voya family of funds, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments other than call options written by the Fund’s sub-adviser. The portion of the management fee attributable to the advisory services is 0.10% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 1.30%, 2.05%, 0.99%, 1.55%, and 1.05% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through March 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.
2	The first paragraph of the sub-section entitled “Management of the Fund – The Investment Adviser” of the Fund’s Prospectus is deleted and replaced with the following:
Voya Investments, an Arizona limited liability company, serves as the investment adviser to the Fund. Voya Investments has overall responsibility for the management of the Fund. Voya Investments oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments is registered with the SEC as an investment adviser.
3	Footnote 1 to the table of the section entitled “Management of the Funds - Management Fee” of the Fund’s Prospectus is deleted and the first paragraph of the section is deleted and replaced with the following:
The Fund’s Management Fee is a “bifurcated fee” structure as follows: 0.18% of the Fund’s average daily net assets invested in Underlying Funds within the Voya family of funds; and 0.40% of the Fund’s average daily net assets in direct investments which include, but are not limited to, a security issued by an investment company that is not a part of the Voya family of funds, including exchange-traded funds; a security issued by non-mutual fund issuer, such as an operating company; and derivative instruments other than call options written by the Fund’s sub-adviser.
4	The sub-section entitled “Management of the Fund - Management Fee” of the Fund’s Prospectus is revised to include the following at the end of the section:
At a meeting held on March 12, 2015, the Board approved amending and restating the Fund’s Investment Management Agreement so that, effective May 1, 2015, the terms of the Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under the Fund’s Amended and
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Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.
5	The sub-section entitled “Management of the Fund - The Administrator” of the Fund’s Prospectus is deleted in its entirety.
6	The eleventh paragraph of the section entitled “Frequent Trading – Market Timing” of the Fund’s Prospectus is deleted and replaced with the following:
Shareholders may invest in the Fund and Underlying Funds through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate their clients' transactions and in these circumstances, the identity of the shareholder is often unknown. Such intermediaries include broker-dealers, banks, investment advisers, record keepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Fund's Adviser or its affiliated entities have agreements in place with intermediaries which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund. There is no assurance that the Fund's Adviser or affiliated entities will request such information with sufficient frequency to detect or deter excessive trading or that review of such information will be sufficient to detect or deter excessive trading in omnibus accounts effectively.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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Voya Series Fund, Inc. (“Registrant”)
Voya Global Target Payment Fund (“Fund”)
Supplement dated May 12, 2015
To the Fund’s current Statement of Additional Information ( “SAI”)
At a meeting held on March 12, 2015, the Registrant’s Board of Directors approved amending and restating the Fund’s Investment Management Agreement so that, effective May 1, 2015, the terms of the Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under the Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.
The Fund’s SAI is revised as follows:
1	All references to “Administration Agreement” and “Administrator” are deleted from the section entitled “Introduction and Glossary.”
2	All references to the Fund’s “Administrator” in the sections entitled “Disclosure of the Fund’s Portfolio Holdings” and “Code of Ethics” of the Fund’s SAI are deleted and replaced with “Adviser or its affiliates.”
3	The section entitled “Adviser” of the Fund’s SAI is deleted and replaced with the following:
Adviser
The investment adviser for the Fund is Voya Investments, LLC (“Voya Investments” or “Adviser”). The Adviser, subject to the authority of the Board, has the overall responsibility for the management of the Fund’s portfolio.
The Adviser is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof). The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. (formerly, ING U.S., Inc.). Voya Financial, Inc. is a U.S.-based financial institution with subsidiaries operating in the retirement, investment, and insurance industries.
Investment Management Agreement
The Adviser serves pursuant to an Investment Management Agreement between the Adviser and the Company on behalf of the Fund.
Under the Investment Management Agreement, the Adviser oversees, subject to the authority of the Board, the provision of all investment advisory and portfolio management services for the Fund. In addition, the Adviser provides administrative services reasonably necessary for the operation of the Fund. The Adviser has delegated certain management responsibilities to one or more Sub-Advisers.
Investment Management Services
Among other things, the Adviser (i) provides general investment advice and guidance with respect to the Fund and provides advice and guidance to the Fund’s Board; (ii) provides the Board with any periodic or special reviews or reporting it requests, including any reports regarding a Sub-Adviser and its investment performance; (iii) oversees management of the Fund’s investments and portfolio composition including supervising any Sub-Adviser with respect to the services that such Sub-Adviser provides; (iv) makes available its officers and employees to the Board and officers of the Company; (v) designates and compensates from its own resources such personnel as the Adviser may consider necessary or appropriate to the performance of its services hereunder; (vi) periodically monitors and evaluates the performance of any Sub-Adviser with respect to the investment objectives and policies of the Fund and performs periodic detailed analysis and review of the Sub-Adviser’s investment performance; (vii) reviews, considers and reports on any changes in the personnel of the Sub-Adviser responsible for performing the Sub-Adviser’s obligations or any changes in the ownership or senior management of the Sub-Adviser; (viii) performs periodic in-person or telephonic diligence meetings with the Sub-Adviser; (ix) assists the Board and management of the Fund in developing and reviewing information with respect to the initial and subsequent annual approval of the Sub-Advisory Agreement; (x) monitors the Sub-Adviser for compliance with the investment objective or objectives, policies and restrictions of the Fund, the 1940 Act, Subchapter M of the Code, and, if applicable, regulations under these provisions, and other applicable law; (xi) if appropriate, analyzes and recommends for consideration by the Board termination of a contract with a Sub-Adviser; (xii) identifies potential successors to or replacements of a Sub-Adviser or potential additional Sub-Adviser, performs appropriate due diligence, and develops and presents recommendations to the Board; and (xiii) is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Fund’s assets and the purchase and sale of portfolio securities for one or more Funds in the event that at any time no sub-adviser is engaged to manage the assets of such Fund.
In addition, effective May 1, 2015, the Adviser acts as a liaison among the various service providers to the Fund, including, among others, the custodian and portfolio accounting agent. The Adviser also reviews the Fund for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund.
Limitation of Liability
The Adviser is not subject to liability to the Fund for any act or omission in the course of, or in connection with, rendering services under the Investment Management Agreement, except by reason of willful misfeasance, bad faith, negligence, or reckless disregard of its obligations and duties under the Investment Management Agreement.
Continuation and Termination of the Investment Management Agreement
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After an initial term of two years, the Investment Management Agreement continues in effect from year to year with respect to the Fund so long as such continuance is specifically approved at least annually by: (i) the Board of Directors; or (ii) the vote of a “majority” of a Fund’s outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act); and provided that such continuance is also approved by a vote of at least a majority of the Independent Directors who are not parties to the agreement by a vote cast in person at a meeting called for the purpose of voting on such approval.
The Investment Management Agreement may be terminated as to a particular Fund at any time without penalty by (i) the vote of the Board; (ii) the vote of a majority of the Fund’s outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act) of that Fund; or (iii) the Adviser, on sixty (60) days’ prior written notice to the other party. The notice provided for herein may be waived by either party, as a single class, or upon notice given by the Adviser. The Investment Management Agreement will terminate automatically in the event of its “assignment” (as defined in Section 2(a)(4) of the 1940 Act).
Management Fees
The Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including executive salaries and expenses of the Directors and officers of the Company who are employees of the Adviser or its affiliates, except the CCO and the CIRO. The Adviser pays the fees of the Sub-Adviser.
At a meeting held on March 12, 2015, the Board approved amending and restating the Fund’s Investment Management Agreement so that, effective May 1, 2015, the terms of the Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee.  The single management fee rate under the Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under the Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.
As compensation for its services, the Fund pays its Adviser, expressed as an annual rate, a fee equal to the following as a percentage of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The following table should be read in conjunction with the section below entitled “Contractual Management Fee Changes.”
Annual Management Fee Effective May 1, 2015
If the Fund invests in Underlying Funds: 0.18% of the Fund’s average daily net assets; and if the Fund invests in Direct Investments: 0.40% of the Fund’s average daily net assets.
“Underlying Funds” shall mean open-end investment companies registered under the 1940 Act within the Voya family of funds. The term “family of funds” shall have the same meaning as “fund complex” as defined in Item 17 of Form N-1A, as it is currently defined in Form N-1A.
“Direct Investments” include but are not limited to a security issued by an investment company that is not a part of the Voya family of funds, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments other than call options written by the Fund’s sub-adviser.
Contractual Management Fee Changes
Prior to June 12, 2013, the annual management fee rate was 0.08% of the Fund’s average daily net assets.
Total Investment Management Fees Paid by the Fund
During the past three fiscal years, the Fund paid the following investment management fees to its Adviser or its affiliates.
Fund	October 31,
	2014	2013	2012
Voya Global Target Payment
Management Fee (Prior to May 1, 2015)	$235,705	$88,372	$66,788
Administrative Services Fee (Prior to May 1, 2015)	$228,025	$102,425	$83,484
Management Fee including Administrative Services (effective May 1, 2015)	None	None	None
4	The reference to “Administrator” in the section entitled “Net Fund Fees Waived and/or Reimbursed” is deleted and replaced with “Voya Funds Services, LLC” in the Fund’s SAI.
5	The section entitled “Administrator” of the Fund’s SAI is deleted in its entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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